Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 577,814.6	$ 18,876.7	$ 553,391.7
Financial assets at fair value through profit or loss	3,504.6	114.5	569.8
Financial assets at fair value through other comprehensive income	99,561.7	3,252.6
Available-for-sale financial assets			93,374.2
Held-to-maturity financial assets			1,988.4
Financial assets at amortized cost	14,277.6	466.4
Hedging derivative financial assets			34.4
Hedging financial assets	23.5	0.8
Notes and accounts receivable, net	128,613.4	4,201.7	121,133.2
Receivables from related parties	584.4	19.1	1,184.1
Other receivables from related parties	65.0	2.1	171.1
Inventories	103,231.0	3,372.5	73,880.7
Other financial assets	18,597.5	607.5	7,253.1
Other current assets	5,406.4	176.6	4,222.4
Total current assets	951,679.7	31,090.5	857,203.1
NONCURRENT ASSETS
Financial assets at fair value through other comprehensive income	3,910.7	127.8
Available-for-sale financial assets			4,874.3
Held-to-maturity financial assets			18,833.3
Financial assets at amortized cost	7,528.3	245.9
Investments accounted for using equity method	17,769.0	580.5	17,731.8
Property, plant and equipment	1,072,050.3	35,022.9	1,062,542.3
Intangible assets	17,002.1	555.4	14,175.2
Deferred income tax assets	16,806.4	549.1	12,105.5
Refundable deposits	1,700.1	55.5	1,283.4
Other noncurrent assets	1,584.6	51.8	2,983.1
Total noncurrent assets	1,138,351.5	37,188.9	1,134,528.9
TOTAL	2,090,031.2	68,279.4	1,991,732.0
CURRENT LIABILITIES
Short-term loans	88,754.7	2,899.5	63,766.8
Financial liabilities at fair value through profit or loss	40.8	1.3	26.7
Hedging derivative financial liabilities			15.6
Hedging financial liabilities	155.8	5.1
Accounts payable	32,980.9	1,077.5	28,412.8
Payables to related parties	1,376.5	45.0	1,656.4
Salary and bonus payable	14,471.4	472.8	14,254.9
Accrued profit sharing bonus to employees and compensation to directors and supervisors	23,981.1	783.4	23,419.1
Payables to contractors and equipment suppliers	43,133.7	1,409.1	55,723.8
Income tax payable	55,281.6	1,806.0	61,662.8
Provisions			13,961.8
Long-term liabilities - current portion	34,900.0	1,140.1	58,401.1
Accrued expenses and other current liabilities	61,760.6	2,017.7	65,588.4
Total current liabilities	356,837.1	11,657.5	386,890.2
NONCURRENT LIABILITIES
Bonds payable	56,900.0	1,858.9	91,800.0
Deferred income tax liabilities	233.3	7.6	302.2
Net defined benefit liability	9,651.4	315.3	8,850.7
Guarantee deposits	3,353.3	109.6	7,586.8
Others	1,951.0	63.7	1,855.6
Total noncurrent liabilities	72,089.0	2,355.1	110,395.3
Total liabilities	428,926.1	14,012.6	497,285.5
EQUITY ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT
Capital stock	259,303.8	8,471.2	259,303.8
Capital surplus	56,316.0	1,839.8	56,309.6
Retained earnings
Appropriated as legal capital reserve	276,033.9	9,017.8	241,722.7
Appropriated as special capital reserve	26,907.5	879.0
Unappropriated earnings	1,057,317.5	34,541.6	963,328.6
Total retained earnings	1,360,258.9	44,438.4	1,205,051.3
Others	(15,449.9)	(504.7)	(26,917.9)
Equity attributable to shareholders of the parent	1,660,428.8	54,244.7	1,493,746.8
NON-CONTROLLING INTERESTS	676.3	22.1	699.7
Total equity	1,661,105.1	54,266.8	1,494,446.5
TOTAL	$ 2,090,031.2	$ 68,279.4	$ 1,991,732.0